Income Taxes Tax Treatment of Distributions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Ordinary income	$ 5,479,000	$ 10,099,000	$ 11,909,000
Capital gain	0	0	0
Return of capital	32,193,000	36,317,000	19,673,000
Total tax treatment of distributions	$ 37,672,000	$ 46,416,000	$ 31,582,000
Ordinary income (as a percent)	14.50%	21.80%	37.70%
Capital gain (as a percent)	0.00%	0.00%	0.00%
Return of capital (as a percent)	85.50%	78.20%	62.30%
Total tax treatment of distributions (as a percent)	100.00%	100.00%	100.00%